Derivative Liability - Schedule of Derivative Liability (Details) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liability			$ 793,495	$ 1,358,901	$ 1,358,901
Derivative liability recorded on new instruments					1,924,569	1,144,525
Derivative liability extinguished with notes settled					(1,918,744)
Change in fair value	$ 20,847	$ (2,358,447)	(326,788)	$ (599,257)	(571,231)	214,376
Derivative liability	$ 4,265		$ 4,265		$ 793,495	$ 1,358,901